THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
    FOR WHICH THAT REQUEST WAS DENIED ON FEBRUARY, 13 2002.


                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [ X ]; Amendment Number:  2
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [ X ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Ruane, Cunniff & Co., Inc.
Address: 767 Fifth Avenue
         New York, New York 10153


Form 13F File Number: 28-154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mr. Joseph Quinones, Jr.
Title:   Chief Financial Officer
Phone:   (212) 832-5280

Signature, Place, and Date of Signing:

         /s/ Joseph Quinones, Jr.    New York, NY      02/26/2002
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            None

Form 13F Information Table Entry Total:       23

Form 13F Information Table Value Total:       $1,851,974
                                              [thousands]

List of Other Included Managers:              NONE



This second amendment is being filed to indicate that the request for confidential treatment was denied and did not expire, as previously stated.

                                                         Ruane, Cunniff & Co., Inc.

                                                                 December 31, 2000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Cintas Corp                    COM              172908105    10785   202772 SH       SOLE                    65275            137497
                                                             22041   414400 SH       DEFINED                414400
Costco Companies Inc.          COM              22160k105    34985   876000 SH       SOLE                   241650            634350
                                                              2181    54600 SH       DEFINED                 54600
Danaher Corp.                  COM              235851102     8769   128250 SH       SOLE                     8850            119400
                                                             18030   263700 SH       DEFINED                263700
Dover Corp.                    COM              260003108   170871  4212527 SH       SOLE                  1305675           2906852
                                                            125231  3087350 SH       DEFINED               3087350
Ethan Allen Interiors Inc      COM              297602104   115042  3434097 SH       SOLE                  1301975           2132122
                                                             80869  2414000 SH       DEFINED               2414000
Expeditors Int'l of Wash. Inc. COM              302130109   423434  7887011 SH       SOLE                  1934496           5952515
Illinois Tool Works            COM              452308109    85333  1432668 SH       SOLE                   604725            827943
                                                             79695  1338000 SH       DEFINED               1338000
Industrie Natuzzi Spa-SP ADR   COM              456478106     9284   757870 SH       SOLE                                     757870
International Speedway Corp Cl COM              460335201    27218   716255 SH       SOLE                   188000            528255
                                                             38581  1015300 SH       DEFINED               1015300
Key3media Group Inc            COM              49326r104     2317   190100 SH       SOLE                                     190100
Old Kent Financial Corp        COM              679833103     1925    44000 SH       SOLE                                      44000
Orthodontic Centers of America COM              68750p103     1562    50000 SH       SOLE                                      50000
Prepaid Legal Services Inc     COM              740065107     2560   100400 SH       SOLE                                     100400
TJX Cos                        COM              872540109   368858 13292173 SH       SOLE                  4999775           8292398
                                                            219053  7893800 SH       DEFINED               7893800
Ticketmaster Online-Citysearch COM              88633p203     3350   400000 SH       SOLE                                     400000